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                     PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                              215 NORTH MAIN STREET
                           WEST BEND, WISCONSIN 53095



January 4, 1999


VIA EDGAR


U.S. Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

RE.      PRINCIPAL PRESERVATION PORTFOLIOS, INC.
         1933 ACT REGISTRATION NO. 33-12
         1940 ACT FILE NO. 811-4401
         RULE 497(j) CERTIFICATION

Ladies and Gentlemen:

Principal Preservation Portfolios, Inc. (the "Registrant") hereby certifies, pursuant to Rule 497(j) under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from those contained in the Registrant's Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A, and that the text of such amendment has been filed electronically. Therefore, this certification is made in lieu of filing under paragraph (b) or (c) of Rule 497.

Very truly yours,



Robert J. Tuszynski, President